Debt - Schedule of Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
2026 (remaining nine months)	$ 10,704
2026	808		$ 11,067
2027	8,378		808
2028	20,000		8,378
2029	2,867		20,000
Total principal debt payments and final payment fee	42,757		43,120
Less: unamortized debt discount	(929)		(978)
Less: unamortized final payment fee	(1,140)		(1,199)
Less: Debt, current portion	(10,936)		(11,065)
Debt, net of current portion	29,752	$ 29,752	29,878	$ 17,574
Second Lien Loans
Debt Instrument [Line Items]
2026 (remaining nine months)	10,000
2026	0		10,000
2027	0		0
2028	0		0
2029	0		0
Total principal debt payments and final payment fee	10,000		10,000
Less: unamortized debt discount	0		0
Less: unamortized final payment fee	0		0
Less: Debt, current portion	(10,000)		(10,000)
Debt, net of current portion	0		0
Other Debt
Debt Instrument [Line Items]
2026 (remaining nine months)	704
2026	808		1,067
2027	8,378		808
2028	20,000		8,378
2029	2,867		20,000
Total principal debt payments and final payment fee	32,757		33,120
Less: unamortized debt discount	(929)		(978)
Less: unamortized final payment fee	(1,140)		(1,199)
Less: Debt, current portion	(936)		(1,065)
Debt, net of current portion	$ 29,752		$ 29,878